Equity - Schedule of Share Issuance Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Shared issued costs	R$ 71,283	R$ 21,501
IPO [member]
Disclosure of classes of share capital [line items]
Shared issued costs	68,596
Tax credits from income tax and social contribution	(23,320)
Shared issued costs, net	R$ 45,276